Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 16 - Subsequent Events

Purchase Agreement

On April 10, 2024, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with the institutional purchaser (the “Purchaser”), pursuant to which the Company agreed to issue and sell, in a registered direct offering by the Company directly to the Purchaser (i) an aggregate of 1,732,000 ordinary shares, no par value; (ii) an aggregate of 1,248,000 pre-funded warrants, each representing the right to acquire one ordinary share at an exercise price of $0.0001 (either physically or on a net-cash basis at the Purchaser’s discretion), exercisable at any time upon their issuance until exercised in full and (iii) an aggregate of 2,980,000 Warrants, each representing the right to acquire one ordinary share at an exercise price of $1.50 (either physically or on a net-cash basis at the Purchaser’s discretion) and will expire on the fifth anniversary of the original issuance date. The gross proceeds were approximately $4.47 million.